Additional Information Relating To The Statements Of Cash Flows	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Additional Information Relating To The Statements Of Cash Flows

35.     ADDITIONAL INFORMATION RELATING TO THE STATEMENTS OF CASH FLOWS

The following table presents additional information on transactions related to the cash flow statement:

	2020	2019	2018
Non-cash items
Hedge accounting, net of tax effects	116,348	70,569	51,165
Dividends and interest on equity declared and not yet paid	-	110,671	111,449
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	172,104	(18,645)	6,797
Consideration for acquisition of subsidiary	13,366,114	-	-